UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

MUTUALS.com
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Laurie Roberts
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
Generation Wave Growth Fund		Ticker Symbol: GWGFX
December 31, 2006 (Unaudited)

Currency Fund 1.0%	Shares	Market Value
PowerShares DB G10 Currency Harvest Fund	20,000	$519,000
Total Currency Fund (Cost $510,495)		519,000

Domestic Balanced Funds 14.8%
Calamos Growth & Income Fund - Class A	176,181	5,542,643
Oakmark Equity & Income Fund - Class I	85,062	2,201,417
Total Domestic Balanced Funds (Cost $7,201,288)		7,744,060

Domestic Equity Funds 44.6%
Dodge & Cox Stock Fund	36,644	5,623,386
Evergreen Health Care Fund - Class I	207,613	4,411,780
Franklin Mutual Financial Services Fund - Class Z	249,084	5,626,801
Vanguard Health Care Fund - Admiral Class	126,458	7,772,126
Total Domestic Equity Funds (Cost $17,693,333)		23,434,093

Domestic Index Funds 13.8%
Financial Select Sector SPDR Fund	30,000	1,102,200
PowerShares Aerospace & Defense Portfolio	27,500	510,675
PowerShares FTSE RAFI US 1000 Portfolio	36,000	2,088,720
Ultra QQQ ProShares	20,500	1,661,320
Ultra S&P500 ProShares	12,000	1,035,600
Vanguard Health Care VIPERs	15,000	854,700
Total Domestic Index Funds (Cost $7,021,165)		7,253,215

International Equity Fund 7.3%
Oakmark International Fund - Class I	151,126	3,846,164
Total International Equity Fund (Cost $2,203,351)		3,846,164

International Index Funds 5.4%
India Fund, Inc.	8,000	367,200
iShares MSCI EAFE Index Fund	7,000	512,540
iShares MSCI Hong Kong Index Fund	30,000	480,000
iShares MSCI Singapore Index Fund	25,000	280,000
iShares MSCI South Korea Index Fund	18,000	889,200
iShares MSCI Taiwan Index Fund	20,000	290,200
Total International Index Funds (Cost $2,826,191)		2,819,140

Money Market Fund 13.0%
Federated Treasury Obligations Fund - Class IS	6,847,507	6,847,507
Total Money Market Fund (Cost $6,847,507)		6,847,507

Total Investments 99.9%		52,463,179
(Cost $44,303,330)
Assets, less other Liabilities 0.1%		33,887
Net Assets 100.0%		$52,497,066

* Non-income producing

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

Cost of investments	$44,303,330
Gross unrealized appreciation	8,198,981
Gross unrealized depreciation	(39,132)
Net unrealized appreciation	$8,159,849

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Vice Fund		Ticker Symbol: VICEX
December 31, 2006 (Unaudited)

COMMON STOCKS 95.9%	Shares	Market Value
Aerospace/Defense 26.8%
BAE Systems plc, ADR	44,500	$1,483,189
The Boeing Co.	8,000	710,720
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR	17,500	725,025
General Dynamics Corp.	19,000	1,412,650
General Electric Co.	18,000	669,780
Honeywell International Inc.	30,000	1,357,200
ITT Corp.	20,000	1,136,400
L-3 Communications Holdings, Inc.	17,000	1,390,260
Lockheed Martin Corp.	15,650	1,440,896
Moog Inc. - Class A*	17,000	649,230
Northrop Grumman Corp.	21,500	1,455,550
Orbital Sciences Corp.*	35,000	645,400
OSI Systems, Inc.*	49,000	1,025,570
Raytheon Co.	27,500	1,452,000
Rockwell Collins, Inc.	23,000	1,455,670
SAIC, Inc.*	73,000	1,298,670
Textron Inc.	7,000	656,390
United Technologies Corp.	21,500	1,344,180
		20,308,780

Alcoholic Beverages 22.4%
Anheuser-Busch Companies, Inc.	14,000	688,800
The Boston Beer Company, Inc. - Class A*	17,500	629,650
Brown-Forman Corp. - Class B	11,000	728,640
Companhia de Bebidas das Americas (AmBev), ADR	28,500	1,390,800
Constellation Brands, Inc. - Class A*	80,000	2,321,600
Diageo plc, ADR	40,500	3,212,055
Fomento Economico Mexicano, S.A. de C.V., ADR	13,000	1,504,880
Fortune Brands, Inc.	20,500	1,750,495
Heineken NV, ADR	77,500	1,841,051
InBev NV, ADR*	30,000	1,964,556
SABMiller plc, ADR	40,000	919,856
		16,952,383

Casinos, Gambling & Lotteries 25.4%
Boyd Gaming Corp.	26,000	1,178,060
Harrah's Entertainment, Inc.	20,000	1,654,400
International Game Technology	52,500	2,425,500
Las Vegas Sands Corp.*	27,500	2,460,700
Melco PBL Entertainment (Macau) Ltd., ADR*	15,000	318,900
MGM MIRAGE*	42,500	2,437,375
Monarch Casino & Resort, Inc.*	28,000	668,640
Penn National Gaming, Inc.*	25,000	1,040,500
Pinnacle Entertainment, Inc.*	37,500	1,242,750
Scientific Games Corp. - Class A*	17,500	529,025
Shuffle Master, Inc.*	38,500	1,008,700
Station Casinos, Inc.	4,500	367,515
Trump Entertainment Resorts, Inc.*	50,000	912,000
WMS Industries Inc.*	19,000	662,340
Wynn Resorts, Ltd.*	25,000	2,346,250
		19,252,655
Tobacco 21.3%
Altria Group, Inc.	57,500	4,934,650
British American Tobacco plc, ADR	50,000	2,833,000
Imperial Tobacco Group plc, ADR	33,000	2,607,990
Loews Corp. - Carolina Group	35,000	2,265,200
Reynolds American Inc.	40,000	2,618,800
Vector Group Ltd.	50,000	887,500
		16,147,140

Total Common Stocks (Cost $56,612,844)		72,660,958

SHORT-TERM INVESTMENTS 3.8%
Variable Rate Demand Notes (1) 3.8%
American Family Financial Services Inc., 4.9427%	618,286	618,286
Wisconsin Corporate Central Credit Union, 4.9900%	2,250,588	2,250,588
Total Short-Term Investments (Cost $2,868,874)		2,868,874

Total Investments 99.7%		75,529,832
(Cost $59,481,718)
Assets, less other Liabilities 0.3%		259,274
Net Assets 100.0%		$75,789,106

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of December 31, 2006.
* Non-income producing
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

Cost of investments	$59,481,718
Gross unrealized appreciation	16,501,700
Gross unrealized depreciation	(453,586)
Net unrealized appreciation	$16,048,114

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended December 31, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUTUALS.com

By /s/ Laurie Roberts
            Laurie Roberts, President

Date February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

MUTUALS.com

By /s/ Laurie Roberts
            Laurie Roberts, President and Treasurer

Date February 26, 2007